Movements of Deferred Government Grants (Detail) - Deferred Government Grants ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Components of Other Income (Expense) [Line Items]
Balance at beginning of the year	$ 5,183	¥ 33,572	¥ 18,046	¥ 18,793
Additions	1,568	10,160	20,920	2,950
Recognized as a reduction of depreciation expense	(944)	(6,112)	(5,394)	(3,697)
Balance at end of the year	$ 5,807	¥ 37,620	¥ 33,572	¥ 18,046